Cover	Dec. 19, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 19, 2022
Entity File Number	333-115164
Entity Registrant Name	U. S. Premium Beef, LLC
Entity Central Index Key	0001289237
Entity Tax Identification Number	20-1576986
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	12200 North Ambassador Drive
Entity Address, City or Town	Kansas City
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	64163
City Area Code	(816)
Local Phone Number	713-8800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false